PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2022
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7.	PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment	Right-of-use assets	Total
	US$	US$	US$
2022
Carrying amount at July 1, 2021	65,858	473,761	539,619
Additions	889,988	140,188	1,030,176
Lease modifications	-	(28,375)	(28,375)
Depreciation and amortization	(33,728)	(119,706)	(153,434)
Carrying amount at June 30, 2022	922,118	465,868	1,387,986
- at cost	956,805	593,339	1,550,144
- accumulated depreciation	(34,687)	(127,471)	(162,158)

2021
Carrying amount at incorporation	-	-	-
Additions	66,818	482,125	548,943
Depreciation and amortization	(960)	(8,364)	(9,324)
Carrying amount at June 30, 2021	65,858	473,761	539,619
- at cost	66,818	482,125	548,943
- accumulated depreciation	(960)	(8,364)	(9,324)